Significant Accounting Policies and Recent Accounting Pronouncements, textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Provision for Doubtful Accounts	$ 0	$ 0
Impairment of Long-Lived Assets Held-for-use	0	0	0
Impairment of Real Estate	$ 0	$ 0
Time Period Considered	10 year average of 1 year time charters
Assumed Inflation Percentage	3.00%
Assumed Vessel Utilization	98.00%
Off Hire Percentage	1.00%